Revenue from Sale of Goods	12 Months Ended
Jul. 31, 2022
Revenue [abstract]
Revenue from Sale of Goods

35. Revenue from Sale of Goods

The Company disaggregated its revenues from the sale of goods between sales of cannabis beverages ("Cannabis beverage sales") and dried flower, vapes, and other cannabis products ("Cannabis sales excluding beverages"). The Company's cannabis beverage sales are derived from the CIB division, which was established in order to manufacture, produce and sell cannabis beverage products. The CIB division operated under the Company’s cannabis manufacturing licensing, in compliance with Health Canada and the Cannabis Act’s regulations until Truss LP received its cannabis manufacturing license on October 1, 2021 (Note 30) and its selling license on May 2, 2022. The Company continues to act as a principal in the sale of CIBs to customers and therefore, continues to present revenue from CIB on a gross basis. The Company expects to continue to recognize CIB revenue on a gross basis at least until Truss LP operationalizes its cannabis selling license.

For the year ended		July 31, 2022			July 31, 2021
Revenue stream	Cannabis sales excluding beverages	Cannabis beverage sales	Total	Cannabis sales excluding beverages	Cannabis beverage sales	Total
	$	$	$	$	$	$
Retail	211,744	16,369	228,113	143,098	15,821	158,919
Medical	3,395	-	3,395	1,769	-	1,769
Wholesale	13,538	-	13,538	2,458	-	2,458
International	20,372	-	20,372	9,935	-	9,935
Total revenue from sale of goods	249,049	16,369	265,418	157,260	15,821	173,081

During the year ended July 31, 2022 the Company incurred $6,059 (July 31, 2021 - $3,736) of net sales provisions and price concessions.